Earnings / (Loss) Per Share (Eps) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) Per Share (Eps) [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2025	2024	2023
	USD	USD	USD
		(recast)	(recast)
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	(89,469,672)	(63,554,582)	(15,813,351)
Shares used in computation:
Weighted-average shares outstanding	6,799,042	5,761,233	2,643,139

Basic net loss per share attributable to equity holders of the Parent	(13.16)	(11.03)	(5.98)

Schedule of Impact on Loss Per Share

Impact on Loss Per Share

Year ended	(Restated reported)	(Previously reported)
Year ended December 31, 2024:
Net loss attributable to the equity holders of the Parent	(63,554,582)	(63,554,582)
Shares used in computation:	5,761,233	57,612,330
Basic net loss per share attributable to equity holders of the Parent	(11.03)	(1.10)

Year ended December 31, 2023:
Net loss attributable to the equity holders of the Parent	(15,813,351)	(15,813,351)
Shares used in computation:	2,643,139	26,431,390
Basic net loss per share attributable to equity holders of the Parent	(5.98)	(0.60)